Investments in unconsolidated affiliated companies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2012 Third party logistics business
Results of Operations of unconsolidated affiliated companies:
Sales	$ 1,336	$ 1,084	$ 966
Cost of sales	1,048	872	797
Gross profit	288	212	169
Profit (loss)	(28)	28	(46)
Assets:
Current assets	683	715	345
Property, plant and equipment - net	710	529	200
Other assets	608	616	9
Assets	2,001	1,860	554
Liabilities:
Current liabilities	437	443	220
Long-term debt due after one year	900	708	72
Other liabilities	262	170	17
Liabilities	1,599	1,321	309
Equity	402	539	245
Caterpillar's investments in unconsolidated affiliated companies:
Investments in equity method companies	262	256	111
Plus: Investments in cost method companies	10	16	22
Total investments in unconsolidated affiliated companies	$ 272	$ 272	$ 133
Disposal groups
Percentage of equity interest retained in subsidiary (as a percent)				35.00%